Segment Reporting (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES:
Total revenues		$ 23,152,267	$ 21,628,554	$ 21,174,801
Application development services [Member]
REVENUES:
Total revenues	[1]	20,037,861	19,362,813	19,133,676
Consulting and technical support services [Member]
REVENUES:
Total revenues		2,390,948	1,418,110	1,095,457
Subscription services [Member]
REVENUES:
Total revenues		$ 723,458	$ 847,631	$ 945,668

[1]	For the year ended December 31, 2018, in some application development service arrangements, the Company sold certain IT equipment on standalone basis prior to the delivery of the services. Such revenue of $8,069,594 was included in the application development service revenue for year ended December 31, 2018.